Related Party Transactions - Summary of ROU Assets And Lease Liabilities Attributable To Related Party Transactions (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of transactions between related parties [line items]
Right-of-use assets	$ 92,169	$ 46,696
Lease liabilities	170,062		$ 37,707
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	8,371	0
Lease liabilities	6,925	0
SLO Cultivation Inc [Member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	5,219	9,930
Lease liabilities	8,551	11,727
Med Mar Inc [Member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Right-of-use assets	2,322	1,292
Lease liabilities	$ 2,552	$ 1,380